Summary of Asset Retirement Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Asset Retirement Obligations [Line Items]
Beginning balance	$ 46,493	$ 41,695
Liabilities incurred in current period	1,079	2,522
Liabilities settled in current period	(2,303)	(1,354)
Accretion expense	3,945	3,630
Ending balance	49,214	46,493
Less current portion	2,900	2,900
Asset Retirement Obligations Non current	$ 46,314	$ 43,593